Income Tax - Summary of Unrecognized Deferred Tax Assets Related to Loss Carry-forward, Investment Credits and Deductible Temporary Differences (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Loss carry-forward	$ 2,962,877	$ 94,449	$ 2,464,350
Deductible temporary differences	422,449	13,467	317,282
Unrecognized deferred tax assets	$ 3,385,326	$ 107,916	$ 2,781,632